Deferred Revenue (Narrative) (Details) - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Deferred Revenue [Line Items]
Deferred revenue	$ 10,240,642	$ 9,942,385	$ 9,998,609
All electric vehicles not delivered [Member]
Disclosure Of Deferred Revenue [Line Items]
Deferred revenue	$ 10,240,642	$ 9,942,385